Vessels and Other Fixed Assets, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Balance, period start	$ 2,716,008
Transfer from advances for vessels under construction and acquisition of vessels	(157,589)	$ (163,138)
Acquisitions, improvements and other vessel costs	96,671	129,749
Impairment loss	3,411	17,784	$ 0
Depreciation for the period	(124,280)	(102,852)	(82,623)
Balance, period end	2,965,527	2,716,008
Vessel cost
Property, Plant and Equipment [Line Items]
Balance, period start	3,105,263	2,186,856
Transfer from advances for vessels under construction and acquisition of vessels	157,589	163,138
Acquisitions, improvements and other vessel costs	335,671	844,474
Vessel disposal/ transfer to Held for sale	(163,049)	(5,949)
Impairment loss	(24,551)	(83,256)
Balance, period end	3,410,923	3,105,263	2,186,856
Accumulated depreciation
Property, Plant and Equipment [Line Items]
Balance, period start	(449,155)	(411,775)
Vessel disposal	106,899
Impairment loss	21,140	65,472
Depreciation for the period	(124,280)	(102,852)
Balance, period end	(445,396)	(449,155)	(411,775)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance, period start	2,656,108	1,775,081
Transfer from advances for vessels under construction and acquisition of vessels	157,589	163,138
Acquisitions, improvements and other vessel costs	335,671	844,474
Vessel disposal/ transfer to Held for sale	(56,150)	(5,949)
Impairment loss	(3,411)	(17,784)
Depreciation for the period	(124,280)	(102,852)
Balance, period end	$ 2,965,527	$ 2,656,108	$ 1,775,081